INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended																	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Hong Kong King's	Dec. 31, 2012 Japan Entoh	Dec. 31, 2012 Taiwan Taiwan Camelot	Dec. 31, 2011 Taiwan Taiwan Camelot	Dec. 31, 2010 Taiwan Taiwan Camelot	Dec. 31, 2012 Taiwan Hwawei	Dec. 31, 2011 Taiwan Hwawei	Dec. 31, 2010 Taiwan Hwawei	Dec. 31, 2012 Taiwan VLife	Dec. 31, 2011 Taiwan VLife	Dec. 31, 2010 Taiwan VLife	Dec. 31, 2012 Taiwan Harmonation	Dec. 31, 2011 Taiwan Harmonation	Dec. 31, 2010 Taiwan Harmonation	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2012 PRC HNTE	Dec. 31, 2012 PRC Camelot Beijing HNTE	Dec. 31, 2011 PRC Camelot Beijing HNTE	Dec. 31, 2010 PRC Camelot Beijing HNTE	Dec. 31, 2013 PRC Camelot Beijing Future HNTE	Dec. 31, 2012 PRC Red River Valley HNTE	Dec. 31, 2011 PRC Red River Valley HNTE	Dec. 31, 2010 PRC Red River Valley HNTE	Dec. 31, 2013 PRC Red River Valley Future HNTE	Dec. 31, 2012 PRC Yinfeng HNTE	Dec. 31, 2011 PRC Yinfeng HNTE	Dec. 31, 2010 PRC Yinfeng HNTE	Dec. 31, 2013 PRC Yinfeng Future HNTE	Dec. 31, 2012 PRC Agree Zhuhai HNTE	Dec. 31, 2011 PRC Agree Zhuhai HNTE	Dec. 31, 2010 PRC Agree Zhuhai HNTE	Dec. 31, 2013 PRC Agree Zhuhai Future HNTE	Dec. 31, 2012 PRC Tansun Beijing HNTE	Dec. 31, 2011 PRC Tansun Beijing HNTE	Dec. 31, 2010 PRC Tansun Beijing HNTE	Dec. 31, 2014 PRC Tansun Beijing Future HNTE	Dec. 31, 2013 PRC Tansun Beijing Future HNTE	Dec. 31, 2012 PRC Faceita HNTE	Dec. 31, 2011 PRC Faceita HNTE	Dec. 31, 2010 PRC Faceita HNTE	Dec. 31, 2014 PRC Faceita Future HNTE	Dec. 31, 2013 PRC Faceita Future HNTE	Dec. 31, 2012 PRC Bayshore HNTE	Dec. 31, 2011 PRC Bayshore HNTE	Dec. 31, 2010 PRC Bayshore HNTE	Dec. 31, 2014 PRC Bayshore Future HNTE	Dec. 31, 2013 PRC Bayshore Future HNTE	Dec. 31, 2012 PRC Dimension HNTE	Dec. 31, 2011 PRC Dimension HNTE	Dec. 31, 2013 PRC Dimension Future HNTE	Dec. 31, 2012 PRC Jiaxing Camelot Manufacturing foreign-invested enterprise	Dec. 31, 2011 PRC Jiaxing Camelot Manufacturing foreign-invested enterprise	Dec. 31, 2010 PRC Jiaxing Camelot Manufacturing foreign-invested enterprise	Dec. 31, 2008 PRC Jiaxing Camelot Manufacturing foreign-invested enterprise	Dec. 31, 2011 PRC Shanghai Camelot	Dec. 31, 2010 PRC Shanghai Camelot	Dec. 31, 2011 PRC Shanghai Camelot Software Enterprise of Pu Dong District of Shanghai	Dec. 31, 2011 PRC Asialink	Dec. 31, 2010 PRC Asialink	Dec. 31, 2011 PRC Asialink Software Enterprise of Pu Dong District of Shanghai	Dec. 31, 2012 PRC Dalian Yuandong	Dec. 31, 2011 PRC Dalian Yuandong	Dec. 31, 2010 PRC Dalian Yuandong	Dec. 31, 2012 PRC Agree Shanghai Software Enterprise	Dec. 31, 2011 PRC Agree Shanghai Software Enterprise	Dec. 31, 2010 PRC Agree Shanghai Software Enterprise	Dec. 31, 2012 PRC Huaqiao Software Enterprise	Dec. 31, 2011 PRC Huaqiao Software Enterprise	Dec. 31, 2010 PRC Huaqiao Software Enterprise	Dec. 31, 2014 PRC Huaqiao Future Software Enterprise	Dec. 31, 2013 PRC Huaqiao Future Software Enterprise	Dec. 31, 2012 PRC Kunshan Software Enterprise	Dec. 31, 2011 PRC Kunshan Software Enterprise	Dec. 31, 2015 PRC Kunshan Future Software Enterprise	Dec. 31, 2014 PRC Kunshan Future Software Enterprise	Dec. 31, 2013 PRC Kunshan Future Software Enterprise	Dec. 31, 2012 PRC Beijing Heng En	Dec. 31, 2011 PRC Beijing Heng En	Dec. 31, 2012 PRC Beijing Heng En Software Enterprise	Dec. 31, 2011 PRC Beijing Heng En Software Enterprise
Income taxes
Income taxes rate (as a percent)	25.00%	16.50%	37.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	25.00%
Preferential tax rate (as a percent)																		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	12.50%	12.50%	12.50%		24.00%	22.00%	24.00%	24.00%	22.00%	24.00%	15.00%	12.50%	12.50%		0.00%	0.00%	12.50%	0.00%	0.00%	12.50%	12.50%	0.00%	0.00%	12.50%	12.50%	12.50%		10.00%	10.00%	10.00%
Increase in net deferred tax liability balance if the Group's qualifying entities fail to obtain renewal of HNTE status																$ 624
Tax exemption period																																																								2 years												2 years			2 years				2 years
Reduction in tax rate for 3 years following exemption period																																																								50.00%												50.00%			50.00%				50.00%
Period of 50% reduction in tax rate, following exemption period																																																								3 years												3 years			3 years				3 years
Current deferred tax assets:
Provision for doubtful accounts																773	560
Accrued payroll																1,715	1,370
Less: Valuation allowance																(222)
Current deferred tax assets, net																2,266	1,930
Non-current deferred tax assets:
Net operating losses																5,558	2,758
Research and development cost deferred for tax purposes																68	509
Less: Valuation allowance																(5,013)	(2,070)
Non-current deferred tax assets, net																613	1,197
Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions																1,717	2,871
Non-current deferred tax liability, net																1,717	2,871
Total valuation allowance																$ 5,235	$ 2,070
Reduction in tax rate for 3 years following exemption period not entitled from 2012 (as a percent)																																																																		50.00%
Taxable income deemed rate (as a percent)																																																																															10.00%	10.00%